Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)	$ 76,254	$ 89,929	$ 31,548
Other comprehensive income (loss) before taxes:
Change in fair value of interest rate swap agreements	(4,019)	5,914	18,539
Discontinuance of interest rate swap agreements			4,502
Change in pension actuarial income (loss)	(508)
Total other comprehensive income (loss) before taxes	(4,527)	5,914	23,041
Provision for income tax benefit (expense) related to components of other comprehensive income (loss)	1,720	(2,247)	(8,756)
Other comprehensive income (loss)	(2,807)	3,667	14,285
Comprehensive income (loss)	$ 73,447	$ 93,596	$ 45,833